Banking Facilities (Details) - CMB Wing Lung Bank Limited [Member] - HKD ($)	Sep. 30, 2024	Sep. 30, 2023
Banking Facilities (Details) [Line Items]
Trade facility	$ 20,000,000
Utilized banking facilities	2,355,023	$ 3,503,768
Unutilized banking facilities	$ 16,496,232	$ 17,644,977